Nature of operations and reorganization - Corporate structure of RONG360 (Details) - RONG360 Inc.	12 Months Ended
Dec. 31, 2016
RONG360 HK
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
RLSJ
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
Tianjin Rongshiji Information Technology Co. Limited
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
RSJ
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%